Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
May 9, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rydex ETF Trust (File Nos. 333-101625 and 811-21261) Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:
On behalf of our client, Rydex ETF Trust (“Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 19”). The purpose of PEA No. 19 is to introduce the following new series to the Trust: Rydex S&P MidCap 400 Equal Weight ETF and Rydex S&P SmalCap 600 Equal Weight ETF.
Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5684 with your questions or comments.
Sincerely,
/s/ Laura E. Flores
Laura E. Flores